Document and Entity Information	6 Months Ended
Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	Pocket Shot Co
Entity Central Index Key	0001351573
Document Type	POS AM
Document Period End Date	Jun. 30, 2017
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company
Trading Symbol	PSC